Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Not Designated as Hedging Instrument, Fair Value, Measurements, Recurring, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume	$ 459.1		$ 504.1
Other current assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative asset	1.3		1.7
Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	0.4		2.8
Less Than Six Months | Foreign Exchange Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume	459.1	[1]	504.1	[2]
Less Than Six Months | Foreign Exchange Swaps | Other current assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative asset	1.3	[3]	1.7	[4]
Less Than Six Months | Foreign Exchange Swaps | Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	$ 0.4	[5]	$ 2.8	[6]

[1]	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $390.9 million.
[2]	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $425.4 million.
[3]	Net amount after deducting for offsetting swaps under ISDA agreements is $1.3 million.
[4]	Net amount after deducting for offsetting swaps under ISDA agreements is $1.5 million.
[5]	Net amount after deducting for offsetting swaps under ISDA agreements is $0.4 million.
[6]	Net amount after deducting for offsetting swaps under ISDA agreements is $2.6 million.